DISPOSITION OF BUSINESSES (Details) $ in Millions			3 Months Ended
	Jun. 15, 2023 USD ($)	Nov. 30, 2022 USD ($) concession	Sep. 30, 2023 USD ($)
Indian telecom tower operation
Disclosure Of Associates And Joint Ventures [Line Items]
Net proceeds from disposal			$ 35
Gain on sale of associate			20
Indian telecom tower operation | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Net proceeds from disposal			$ 124
Indian toll roads(3)
Disclosure Of Associates And Joint Ventures [Line Items]
Net proceeds from disposal	$ 180
Gain on sale of associate	100
Indian toll roads(3) | Consortium
Disclosure Of Associates And Joint Ventures [Line Items]
Net proceeds from disposal	600
Gain on sale of associate	$ 340
Brazilian electricity transmission operation(2),(3)
Disclosure Of Associates And Joint Ventures [Line Items]
Disposal of ownership interest, percentage		31.00%
Number of transmission concessions | concession		5
Proceeds from disposition of subsidiary		$ 250
Gain on sale of associate		40
Reclassification adjustments on exchange differences on translation, net of tax		$ 9